Inventories, net of inventory reserves - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
(Reversal) Provision of inventory reserves	¥ 35	¥ 310	¥ (7)